Document and Entity Information Document	Oct. 14, 2020
Document and Entity Information [Abstract]
Title of 12(b) Security	Common Units
Amendment Flag	false
Document Period End Date	Oct. 14, 2020
Document Type	8-K/A
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	ENERGY TRANSFER LP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-32740
Entity Tax Identification Number	30-0108820
Entity Central Index Key	0001276187
Trading Symbol	ET
Security Exchange Name	NYSE